Variable Interest Entities (Tables)	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Bareboat Charters
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of September 30, 2018, are shown below:

(in thousands of $)	2018 (1)	2019	2020	2021	2022	2023+
Golar Glacier	4,310	17,100	17,147	17,100	17,100	29,984
Golar Kelvin	4,310	17,100	17,147	17,100	17,100	32,795
Golar Snow	4,310	17,100	17,147	17,100	17,100	32,795
Golar Ice	4,310	17,100	17,147	17,100	17,100	35,700
Golar Tundra (2)(3)	5,800	22,437	21,548	20,610	19,697	50,863
Golar Seal (3)	3,736	15,193	15,151	15,151	15,151	45,495
Golar Crystal (2)	3,127	12,440	12,335	12,175	12,050	49,508
Hilli (2)	32,575	128,418	123,526	118,800	114,075	521,518

(1) For the three months ending December 31, 2018.
(2) The payment obligations relating to the Golar Tundra, Golar Crystal and Hilli above includes variable rental payments due under the lease based on an assumed LIBOR plus margin.
(3) The payment obligations relating to the Golar Tundra and Golar Seal above have been prepared on the assumption that we are able to secure a replacement charter for these two vessels, to ensure continuation of these financing arrangements. Refer to note 1 for further details.

Schedule of Assets and Liabilities of Lessor VIEs
The assets and liabilities of Hilli LLC that most significantly impact our consolidated balance sheet as of September 30, 2018, are as follows:

(in thousands of $)	Hilli LLC (2)
Assets
Cash and short-term deposits	101,074
Restricted cash and short-term deposits	53,051
Vessels and equipment, net	1,313,475
Other non-current assets	287,432
1,755,032

Liabilities
Current portion of long-term debt and short-term debt (1)	148,569
Long-term interest bearing debt - non-current portion (1)	762,533
911,102
(1) Where applicable, these balances are net of deferred finance charges.
(2) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.
The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of September 30, 2018 and December 31, 2017, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	September 30, 2018	December 31, 2017
Assets									Total	Total
Restricted cash and short-term deposits	23,272	67,109	16,436	18	—	25,750	2,798	53,051	188,434	130,063

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	39,316	182,540	30,402	122,208	125,937	143,849	5,879	148,880	799,011	833,664
Long-term interest bearing debt - non-current portion (1)	117,880	—	123,228	—	—	—	92,181	764,250	1,097,539	252,691
	157,196	182,540	153,630	122,208	125,937	143,849	98,060	913,130	1,896,550	1,086,355
(1) Where applicable, these balances are net of deferred finance charges.

Schedule of changes in subsidiary ownership
The Hilli Disposal resulted in the following changes to our ownership interest in our consolidated subsidiary Hilli LLC in our equity:

(in thousands of $)	September 30, 2018
Net income attributable to stockholders of Golar LNG Limited	81,529
Transfer to the non-controlling interests: increase in Golar LNG Limited’s paid-in capital for sale of 1,096 Hilli Common Units in July 2018	304,468
Changes from net income attributable to stockholders of Golar LNG Limited and transfers to non-controlling interests	385,997